UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act number       811-04995
                              --------------------------------------------------

                    Sit U.S. Government Securities Fund, Inc.
--------------------------------------------------------------------------------
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

            3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402
--------------------------------------------------------------------------------
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                        Kelly K. Boston, Staff Attorney
--------------------------------------------------------------------------------

            3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402
--------------------------------------------------------------------------------
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

Registrant's telephone number, including area code: 612-332-3223

Date of fiscal year end: March 31, 2004
                         -------------------------------------

Date of reporting period: July 1, 2003 - June 30, 2004
                          ------------------------------------

PROXY VOTE SUMMARY REPORT FROM 07/01/03 TO 06/30/04

SIT U.S. GOVERNMENT SECURITIES FUND, INC.

Meeting           Issuer / Symbol                                                    CUSIP /       Mgmt.    Fund Vote
Date              Ballot Issues                                                      Proponent     Rec.     Cast
----------------------------------------------------------------------------------------------------------------------

No shareholder meetings. No matters on which the Fund could vote.

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Sit U.S. Government Securities Fund, Inc.

By (Signature and Title)*/s/ Paul E. Rasmussen, Vice President
                         -------------------------------------------------------

Date August 31, 2004
     ---------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.